Derivative Instruments Accounted for at Fair Value - Derivative Instruments (Details) $ in Thousands	Jun. 30, 2025 USD ($)
March 2019 Facility
Derivative [Line Items]
Outstanding Notional amount	$ 6,000
Fixed rate	0.37%
October 2013 DB Credit Facility A
Derivative [Line Items]
Outstanding Notional amount	$ 42,630
Fixed rate	1.94%
July 2015 DB Credit Facility B
Derivative [Line Items]
Outstanding Notional amount	$ 36,172
Fixed rate	2.00%
July 2015 Santander Credit Facility B
Derivative [Line Items]
Outstanding Notional amount	$ 39,078
Fixed rate	1.88%
May 2025 Senior Secured Term Loan and RCF
Derivative [Line Items]
Outstanding Notional amount	$ 181,550
Fixed rate	3.61%